Fair Value Measurement (Details) - Schedule of asset or liability - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Level 1 of fair value hierarchy [member]
Fair Value Measurement (Details) - Schedule of asset or liability [Line Items]
Unlisted shares	[1]
Total
Level 2 of fair value hierarchy [member]
Fair Value Measurement (Details) - Schedule of asset or liability [Line Items]
Unlisted shares	[1]
Total
Level 3 of fair value hierarchy [member]
Fair Value Measurement (Details) - Schedule of asset or liability [Line Items]
Unlisted shares	[1]	2,565,082
Total		$ 2,565,082

[1]	1 There were no level 1 and/or 2 assets held in 2022 (2021 $-). There were no level 1, 2 and/or 3 liabilities held in 2022 (2021 $-).